Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account		$ 367		$ 218		$ 100
Contingently convertible notes payable, including accrued interest		1,559	[1]	1,152	[1]	1,572	[2]
Contingently issuable warrants		70
SAFEs		34,517		29,190		15,811
Series B convertible preferred stock		7,632
Total liabilities, at fair value		43,778		30,342		17,888
Term notes payable, including accrued interest	[2]					505
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account		367		218		100
Contingently convertible notes payable, including accrued interest			[1]		[1]		[2]
Contingently issuable warrants
SAFEs
Series B convertible preferred stock
Total liabilities, at fair value
Term notes payable, including accrued interest	[2]
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account
Contingently convertible notes payable, including accrued interest			[1]		[1]		[2]
Contingently issuable warrants
SAFEs
Series B convertible preferred stock
Total liabilities, at fair value
Term notes payable, including accrued interest	[2]
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account
Contingently convertible notes payable, including accrued interest		1,559	[1]	1,152	[1]	1,572	[2]
Contingently issuable warrants		70
SAFEs		34,517		29,190		15,811
Series B convertible preferred stock		7,632
Total liabilities, at fair value		$ 43,778		$ 30,342		17,888
Term notes payable, including accrued interest	[2]					$ 505

[1]	Elected the fair value option of accounting as discussed in Note 2.
[2]	Elected the fair value option of accounting as discussed in Note 2.